Earnings per share - Table of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Profit attributable to owners of the Bank		$ 58,841,292	$ 18,307,836	$ 29,551,085
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution		$ 58,841,292	$ 18,307,836	$ 29,551,085
Denominator:
Weighted average of outstanding ordinary shares for the year		612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution		612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos)	[1]	$ 96.0345	$ 29.8801	$ 48.2301
Diluted earnings per share	[1]	$ 96.0345	$ 29.8801	$ 48.2301

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.